UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
September 30, 2023 (Unaudited)
Columbia Short Term Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Short Term Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short Term Bond Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2010
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2006
Average annual total returns (%) (for the period ended September 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/02/92	1.24	4.21	1.41	1.02
	Including sales charges		0.18	3.22	1.21	0.92
Advisor Class		11/08/12	1.37	4.59	1.66	1.27
Class C	Excluding sales charges	10/02/92	0.96	3.75	0.83	0.46
	Including sales charges		-0.03	2.75	0.83	0.46
Institutional Class		09/30/92	1.37	4.59	1.66	1.28
Institutional 2 Class		11/08/12	1.41	4.68	1.75	1.36
Institutional 3 Class		07/15/09	1.54	4.73	1.80	1.42
Class R		09/27/10	1.11	4.07	1.14	0.77
Bloomberg 1-3 Year Government/Credit Index			0.35	2.77	1.21	1.02
Returns for Class A shares are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment-grade corporate debt securities with maturities of one to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Short Term Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2023)
Asset-Backed Securities — Non-Agency	21.7
Commercial Mortgage-Backed Securities - Non-Agency	13.8
Corporate Bonds & Notes	32.3
Foreign Government Obligations	0.1
Money Market Funds	2.7
Residential Mortgage-Backed Securities - Agency	0.7
Residential Mortgage-Backed Securities - Non-Agency	27.7
U.S. Treasury Obligations	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at September 30, 2023)
AA rating	41.3
A rating	17.5
BBB rating	20.6
BB rating	3.8
B rating	3.3
CCC rating	0.1
CC rating	0.0(a)
Not rated	13.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Short Term Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2023 — September 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.40	1,021.33	3.55	3.57	0.71
Advisor Class	1,000.00	1,000.00	1,013.70	1,022.58	2.30	2.31	0.46
Class C	1,000.00	1,000.00	1,009.60	1,018.60	6.30	6.32	1.26
Institutional Class	1,000.00	1,000.00	1,013.70	1,022.58	2.30	2.31	0.46
Institutional 2 Class	1,000.00	1,000.00	1,014.10	1,023.02	1.85	1.86	0.37
Institutional 3 Class	1,000.00	1,000.00	1,015.40	1,023.27	1.60	1.61	0.32
Class R	1,000.00	1,000.00	1,011.10	1,020.09	4.80	4.82	0.96
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Short Term Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 21.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	1,525,000	1,527,305
Subordinated Series 2022-A Class C
05/17/2027	4.890%	7,780,000	7,400,893
American Credit Acceptance Receivables Trust(a)
Series 2020-2 Class D
05/13/2026	5.650%	2,800,000	2,795,655
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,478,122
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,725,000	2,715,840
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.020%	4,000,000	3,943,584
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	894,473
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.270%	10,800,000	10,695,316
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.990%	5,000,000	4,930,100
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month Term SOFR + 1.712% Floor 1.450% 10/20/2027	7.038%	3,000,000	2,988,093
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	968,744	909,814
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	4,475,000	4,407,825
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	183,315	181,420
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	2,318,483	2,299,170
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	2,000,000	1,877,692
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month Term SOFR + 1.812% 07/15/2030	7.120%	3,025,000	2,975,653
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	4,015,000	3,832,242
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	303,853	300,223
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	5,843,794	5,819,368
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,600,000	1,542,572
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.688%	4,150,000	4,119,705
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,849,548
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	2,982,774	2,899,414
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	337,432	330,747
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.732%	1,250,000	1,246,736
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	1,881,730	1,772,691
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	1,247,119	1,168,975
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	787,532	768,813
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month Term SOFR + 1.332% Floor 1.070% 02/20/2034	6.711%	5,000,000	4,958,040
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	11,000,000	10,783,381
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	2,023,434	2,024,568
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	2,044,707	1,946,132
Series 2021-3 Class A
05/15/2029	1.150%	449,197	447,638
Series 2021-5 Class A
08/15/2029	1.530%	747,748	737,784
Series 2021-HG1 Class A
01/16/2029	1.220%	3,022,520	2,915,661
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	478,121	455,045
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,653,691	1,621,363
Series 2022-5 Class A
06/17/2030	8.096%	7,023,865	7,106,414
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month Term SOFR + 1.302% Floor 1.040% 02/20/2030	6.681%	2,327,991	2,319,869
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.020%	4,975,000	4,891,927
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,725,181	1,538,922
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.970%	10,000,000	9,901,890
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	3,926,698
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,766,108
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-3A Class A
09/20/2035	3.690%	181,854	180,251
Series 2021-1A Class A
11/20/2037	0.990%	661,467	617,566
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	1,015,414	995,643
Series 2020-ST6 Class A
01/20/2027	3.000%	935,360	916,677
Series 2021-ST10 Class A
01/20/2030	2.250%	3,063,303	2,984,925
Series 2021-ST3 Class A
05/20/2027	2.000%	881,493	851,735
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	407,548	405,551
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	761,681	749,611
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	1,250,000	1,223,272
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	11,005,000	10,302,685
Total Asset-Backed Securities — Non-Agency (Cost $161,355,172)			158,241,345

Commercial Mortgage-Backed Securities - Non-Agency 13.8%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.829%	9,100,000	8,898,532
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month Term SOFR + 1.397% Floor 1.350% 09/15/2034	6.730%	6,500,000	6,455,312
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2037	6.697%	3,650,000	3,535,837
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.947%	1,975,000	1,928,950

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.364% Floor 1.250% 07/15/2035	6.697%	8,500,000	8,446,871
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2036	6.697%	6,188,000	6,141,589
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.745%	6,350,000	6,093,979
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.587% Floor 1.587% 10/15/2036	7.034%	2,180,000	2,087,350
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 1.887% Floor 1.887% 10/15/2036	7.334%	1,931,000	1,815,140
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	8.297%	831,677	815,040
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	1,850,000	1,761,981
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,075,548
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.647%	3,000,000	2,627,678
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.197%	1,125,000	873,202
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	936,441
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	1,899,227
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,198,519	1,122,245
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	300,000	284,233
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	350,000	335,171
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	8,200,000	8,065,709
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.882%	14,125,000	13,415,309
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.379%	16,055,000	15,204,430
Series 2020-SDAL Class D
1-month Term SOFR + 2.204% Floor 2.090%, Cap 4.500% 02/15/2037	7.537%	1,600,000	1,547,066
Series 2021-FCMT Class A
1-month Term SOFR + 1.314% Floor 1.200% 05/15/2031	6.647%	1,900,000	1,815,515
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.947%	1,575,000	1,425,359
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $105,290,309)			100,607,714

Corporate Bonds & Notes 32.4%

Aerospace & Defense 1.5%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	2,850,000	2,737,627
Boeing Co. (The)
02/01/2027	2.700%	3,250,000	2,939,460
L3Harris Technologies, Inc.
12/15/2026	3.850%	2,145,000	2,031,069
TransDigm, Inc.(a)
03/15/2026	6.250%	716,000	706,200
08/15/2028	6.750%	112,000	110,383
United Technologies Corp.
11/16/2028	4.125%	2,775,000	2,583,406
Total			11,108,145

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Agencies 0.0%
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	73,000	73,166
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	313,000	284,173
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	511,500	500,183
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	444,673	400,210
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	571,868
Total			1,756,434
Automotive 0.5%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	95,000	92,085
Clarios Global LP(a)
05/15/2025	6.750%	741,000	735,342
Ford Motor Credit Co. LLC
11/17/2023	3.370%	200,000	199,154
03/18/2024	5.584%	978,000	971,605
11/13/2025	3.375%	309,000	286,619
05/28/2027	4.950%	140,000	131,416
IHO Verwaltungs GmbH(a),(d)
09/15/2026	4.750%	522,603	482,542
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	581,000	562,854
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	183,799
04/14/2028	6.875%	80,000	78,324
Total			3,723,740
Banking 8.4%
Bank of America Corp.(e)
03/11/2027	1.658%	9,300,000	8,342,394
Bank of Montreal
06/05/2026	5.300%	2,065,000	2,037,900
Bank of New York Mellon Corp. (The)(e)
06/13/2028	3.992%	2,050,000	1,929,867
Bank of Nova Scotia (The)
06/12/2028	5.250%	2,000,000	1,946,859
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	5,800,000	5,599,068
Goldman Sachs Group, Inc. (The)(e)
04/23/2029	3.814%	5,100,000	4,631,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(e)
03/09/2029	6.161%	5,000,000	4,950,485
JPMorgan Chase & Co.(e)
04/23/2029	4.005%	7,750,000	7,140,580
Morgan Stanley(e)
10/18/2028	6.296%	5,500,000	5,536,399
PNC Financial Services Group, Inc. (The)(e)
12/02/2028	5.354%	2,600,000	2,517,075
Royal Bank of Canada
08/01/2028	5.200%	2,250,000	2,189,028
Toronto-Dominion Bank (The)
07/17/2028	5.523%	1,900,000	1,874,331
Truist Financial Corp.(e)
06/06/2028	4.123%	2,400,000	2,223,027
US Bancorp(e)
06/12/2029	5.775%	2,500,000	2,434,778
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	6,000,000	5,700,271
Westpac Banking Corp.
11/18/2027	5.457%	2,075,000	2,073,170
Total			61,126,557
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	190,000	191,372
NFP Corp.(a)
08/15/2028	4.875%	85,000	74,847
Total			266,219
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	564,000	528,265
James Hardie International Finance DAC(a)
01/15/2028	5.000%	120,000	111,871
Standard Industries, Inc.(a)
02/15/2027	5.000%	341,000	316,691
Total			956,827
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	74,350
05/01/2027	5.125%	794,000	739,515
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	2,900,000	2,364,349
CSC Holdings LLC
06/01/2024	5.250%	164,000	155,969

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
04/15/2027	5.500%	653,000	559,651
DISH DBS Corp.(a)
12/01/2026	5.250%	383,000	325,478
DISH Network Corp.(a)
11/15/2027	11.750%	346,000	347,191
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	406,000	307,689
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	489,553
Videotron Ltd.(a)
04/15/2027	5.125%	374,000	353,446
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	599,205
Total			6,316,396
Chemicals 0.4%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	130,101
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	633,000	579,905
LYB International Finance III LLC
10/01/2025	1.250%	2,000,000	1,822,146
WR Grace Holdings LLC(a)
06/15/2027	4.875%	195,000	178,642
Total			2,710,794
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	605,039
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	88,000	87,783
Total			692,822
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	225,000	192,050
ASGN, Inc.(a)
05/15/2028	4.625%	120,000	107,253
Match Group, Inc.(a)
12/15/2027	5.000%	104,000	95,841
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	196,000	194,891
Uber Technologies, Inc.(a)
05/15/2025	7.500%	648,000	651,987
Total			1,242,022
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Acushnet Co.(a),(f)
10/15/2028	7.375%	24,000	24,192
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	859,000	827,241
Newell Brands, Inc.
06/01/2025	4.875%	145,000	139,087
Newell, Inc.
04/01/2026	4.700%	330,000	310,961
Total			1,301,481
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	1,000,000	900,450
Gates Global LLC/Co.(a)
01/15/2026	6.250%	814,000	794,265
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	1,000,000	902,749
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	250,000	229,857
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	521,000	522,488
06/15/2028	7.250%	270,000	271,855
Total			3,621,664
Electric 3.2%
American Electric Power Co., Inc.
11/01/2027	5.750%	1,600,000	1,609,808
CenterPoint Energy, Inc.
06/01/2026	1.450%	1,800,000	1,611,216
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	80,000	71,664
Dominion Energy, Inc.
10/01/2025	3.900%	1,600,000	1,540,403
DTE Energy Co.
06/01/2028	4.875%	1,200,000	1,158,651
Duke Energy Corp.
03/15/2028	4.300%	1,500,000	1,420,654
Emera US Finance LP
06/15/2026	3.550%	1,600,000	1,500,369
Eversource Energy
03/01/2028	5.450%	2,100,000	2,078,062
FirstEnergy Corp.
01/15/2026	1.600%	2,500,000	2,249,704
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,000,000	1,926,941

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	618,000	604,854
10/15/2026	3.875%	166,000	150,409
NRG Energy, Inc.
01/15/2027	6.625%	130,000	127,355
01/15/2028	5.750%	290,000	271,847
PPL Capital Funding, Inc.
05/15/2026	3.100%	2,000,000	1,874,981
Southern Co. (The)
03/15/2028	1.750%	3,000,000	2,540,831
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	260,974
02/15/2027	5.625%	423,000	400,739
WEC Energy Group, Inc.
01/15/2028	4.750%	1,600,000	1,545,643
Total			22,945,105
Environmental 0.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	280,000	268,559
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	298,000	278,650
Total			547,209
Finance Companies 0.3%
Navient Corp.
10/25/2024	5.875%	149,000	146,564
06/25/2025	6.750%	159,000	156,596
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	215,000	192,095
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	757,832
Springleaf Finance Corp.
03/15/2024	6.125%	262,000	260,972
03/15/2026	7.125%	280,000	273,795
Total			1,787,854
Food and Beverage 1.2%
Bacardi Ltd./Bacardi-Martini BV(a)
01/15/2029	5.250%	3,000,000	2,903,347
Diageo Capital PLC
10/24/2027	5.300%	2,000,000	1,995,002
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	264,000	255,561
Kraft Heinz Foods Co.
05/15/2027	3.875%	1,550,000	1,460,278
Mondelez International, Inc.
03/17/2027	2.625%	1,000,000	910,067
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	80,000	81,222
Post Holdings, Inc.(a)
03/01/2027	5.750%	274,000	263,073
Tyson Foods, Inc.
06/02/2027	3.550%	1,000,000	926,515
US Foods, Inc.(a)
09/15/2028	6.875%	136,000	135,719
Total			8,930,784
Gaming 0.5%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	128,000	121,777
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	933,000	929,751
07/01/2025	6.250%	938,000	925,981
International Game Technology PLC(a)
04/15/2026	4.125%	201,000	188,858
01/15/2027	6.250%	150,000	147,005
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	511,000	508,516
02/15/2025	3.500%	377,000	361,086
06/15/2025	4.625%	121,000	116,935
12/01/2026	4.250%	273,000	254,319
Total			3,554,228
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	240,000	223,760
Avantor Funding, Inc.(a)
07/15/2028	4.625%	84,000	76,590
Becton Dickinson and Co.
02/13/2028	4.693%	1,600,000	1,550,084
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	191,000	182,077
Cigna Corp.
03/01/2027	3.400%	1,500,000	1,396,488
CVS Health Corp.
01/30/2029	5.000%	1,200,000	1,160,946
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,000,000	998,127
HCA, Inc.
06/01/2028	5.200%	3,000,000	2,899,217
HealthSouth Corp.
09/15/2025	5.750%	91,000	89,503
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	414,888

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%	1,051,000	1,026,871
Tenet Healthcare Corp.
02/01/2027	6.250%	589,000	569,715
Total			10,588,266
Healthcare Insurance 0.8%
Anthem, Inc.
03/15/2026	1.500%	1,500,000	1,359,246
Centene Corp.
07/15/2028	2.450%	3,000,000	2,534,362
UnitedHealth Group, Inc.
10/15/2027	2.950%	2,400,000	2,195,818
Total			6,089,426
Home Construction 0.0%
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	153,194
Independent Energy 0.3%
Centennial Resource Production LLC(a)
04/01/2027	6.875%	140,000	138,078
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	568,000	558,609
Woodside Finance Ltd.(a)
03/15/2028	3.700%	1,800,000	1,630,087
Total			2,326,774
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	224,000	217,860
03/01/2027	5.750%	332,000	300,308
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	428,000	419,383
Cinemark USA, Inc.(a)
05/01/2025	8.750%	219,000	220,733
03/15/2026	5.875%	228,000	219,875
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	839,381
03/15/2026	5.625%	200,000	192,113
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	83,000	87,610
07/01/2026	4.250%	303,000	277,298
08/31/2026	5.500%	275,000	259,515
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	368,000	340,731
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	69,000	68,880
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(a)
05/15/2025	6.250%	211,000	210,032
Total			3,653,719
Life Insurance 1.6%
Corebridge Financial, Inc.
04/05/2027	3.650%	2,650,000	2,449,669
Five Corners Funding Trust II(a)
05/15/2030	2.850%	2,400,000	2,001,814
MetLife Global Funding I(a)
12/18/2026	3.450%	2,750,000	2,577,804
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,697,000	2,605,006
Principal Life Global Funding II(a)
11/17/2026	1.500%	2,500,000	2,189,133
Total			11,823,426
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	132,000	129,655
Media and Entertainment 0.6%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	300,000	266,668
iHeartCommunications, Inc.
05/01/2026	6.375%	617,000	532,188
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	534,000	523,375
Univision Communications, Inc.(a)
02/15/2025	5.125%	204,000	198,979
Warnermedia Holdings, Inc.
03/15/2029	4.054%	3,500,000	3,122,063
Total			4,643,273
Metals and Mining 0.3%
Constellium NV(a)
02/15/2026	5.875%	783,000	763,887
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	737,675
Novelis Corp.(a)
11/15/2026	3.250%	432,000	385,489
Total			1,887,051
Midstream 2.1%
Enbridge, Inc.
12/01/2026	4.250%	1,502,000	1,432,658
Enterprise Products Operating LLC
10/16/2028	4.150%	1,350,000	1,264,421

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP
08/01/2024	4.000%	70,000	68,281
12/01/2026	4.125%	178,000	164,685
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	326,780
06/01/2027	7.500%	140,000	139,545
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	241,000	236,641
Kinder Morgan, Inc.
11/15/2026	1.750%	1,500,000	1,334,450
MPLX LP
03/15/2028	4.000%	2,400,000	2,216,757
NuStar Logistics LP
10/01/2025	5.750%	680,000	661,222
06/01/2026	6.000%	256,000	248,725
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	2,500,000	2,388,790
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	185,000	182,498
Western Midstream Operating LP
03/01/2028	4.500%	2,000,000	1,858,330
Williams Companies, Inc. (The)
08/15/2028	5.300%	2,860,000	2,795,447
Total			15,319,230
Natural Gas 0.3%
NiSource, Inc.
03/30/2028	5.250%	2,400,000	2,352,196
Oil Field Services 0.0%
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	270,000	267,373
Other Industry 0.1%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	433,650
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	125,000	111,875
Total			545,525
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	281,000	236,172
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	75,000	72,157
02/01/2027	4.250%	769,000	672,426
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	599,000	598,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	395,163
Total			1,974,161
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	335,000	321,730
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	341,000	332,616
Berry Global, Inc.(a)
02/15/2026	4.500%	224,000	212,344
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	164,512
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	754,000	704,212
Total			1,735,414
Pharmaceuticals 1.2%
AbbVie, Inc.
05/14/2026	3.200%	2,000,000	1,889,627
Amgen, Inc.
03/02/2028	5.150%	3,000,000	2,949,288
Astrazeneca Finance LLC
03/03/2028	4.875%	1,500,000	1,473,392
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	151,000	133,900
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	2,615,000	2,520,456
Total			8,966,663
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%	304,000	293,229
Radian Group, Inc.
10/01/2024	4.500%	285,000	276,996
03/15/2025	6.625%	423,000	420,535
Total			990,760
Railroads 0.2%
CSX Corp.
11/01/2025	3.350%	1,128,000	1,078,999
Refining 0.2%
Phillips 66
12/01/2027	4.950%	1,600,000	1,565,380
Restaurants 0.2%
IRB Holding Corp.(a)
06/15/2025	7.000%	1,060,000	1,059,884

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.4%
Hanesbrands, Inc.(a)
05/15/2026	4.875%	250,000	229,646
Lowe’s Companies, Inc.
05/03/2027	3.100%	2,800,000	2,578,538
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	125,000	109,550
Total			2,917,734
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	248,000	251,464
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	282,065
Total			533,529
Technology 1.7%
Block, Inc.
06/01/2026	2.750%	301,000	270,393
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	162,000	161,290
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,000,000	2,819,158
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	542,281
CommScope Finance LLC(a)
03/01/2026	6.000%	274,000	255,595
Entegris, Inc.(a)
04/15/2028	4.375%	105,000	93,960
Iron Mountain, Inc.(a)
09/15/2027	4.875%	255,000	235,199
03/15/2028	5.250%	240,000	220,833
Microchip Technology, Inc.
02/15/2024	0.972%	2,000,000	1,963,603
NCR Corp.(a)
09/01/2027	5.750%	250,000	251,923
NXP BV/Funding LLC/USA, Inc.
05/01/2027	3.150%	3,000,000	2,738,283
Oracle Corp.
05/06/2028	4.500%	2,000,000	1,906,381
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	564,000	531,733
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	642,000	628,045
Total			12,618,677
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,050,000	1,969,070
Wireless 0.6%
Altice France SA(a)
02/01/2027	8.125%	505,000	445,347
American Tower Corp.
01/31/2028	1.500%	2,100,000	1,739,658
SBA Communications Corp.
02/15/2027	3.875%	230,000	210,790
T-Mobile US, Inc.
04/15/2029	3.375%	2,500,000	2,197,749
Total			4,593,544
Wirelines 0.5%
AT&T, Inc.
02/01/2028	1.650%	1,750,000	1,477,260
Iliad Holding SAS(a)
10/15/2026	6.500%	855,000	802,298
Verizon Communications, Inc.
03/22/2028	2.100%	1,700,000	1,460,878
Total			3,740,436
Total Corporate Bonds & Notes (Cost $247,744,861)			236,184,806

Foreign Government Obligations(g) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	240,000	235,723
06/01/2027	5.250%	504,000	437,227
Total			672,950
Total Foreign Government Obligations (Cost $760,725)			672,950

Residential Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp.
01/01/2024	5.000%	125	123
03/01/2024- 10/01/2024	4.500%	1,430	1,389
03/01/2025- 04/01/2026	4.000%	3,680	3,561
11/01/2025	3.500%	725	711

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.219% Cap 9.347% 03/01/2034	4.562%	90,277	88,165
12-month Term SOFR + 1.735% Cap 10.860% 07/01/2036	5.985%	1,512	1,483
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	5.573%	15,691	15,911
Federal National Mortgage Association
03/01/2024- 06/01/2026	4.000%	3,534	3,437
12/01/2025- 09/01/2026	3.500%	14,829	14,471
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	5.720%	5,135	5,121
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	3.625%	4,861	4,687
Government National Mortgage Association
08/15/2037	7.500%	10,859	10,858
Uniform Mortgage-Backed Security TBA(f)
10/18/2038	4.500%	5,250,000	5,031,617
Total Residential Mortgage-Backed Securities - Agency (Cost $5,236,041)			5,181,534

Residential Mortgage-Backed Securities - Non-Agency 27.8%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,988,439	2,853,533
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	342,033	296,430
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	956,843
CMO Series 2021-8 Class A1
11/25/2066	1.820%	7,172,608	5,827,809
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	78,214	72,607
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.085%	46,854	40,567
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	7.515%	3,000,000	3,015,101
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	449,362	418,435
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	3,012,339	2,616,778
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	1,982,789	1,825,996
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	60,949	56,569
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	63,595
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	6,087,163	5,424,515
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	2,096,791	2,000,293
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,578,571	1,532,029
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,669,516	1,216,447
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	3,984,948	3,668,025
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	11,325,994	10,978,833
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,201,500	1,089,287
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	3,008,984	2,802,595
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,738,303	3,573,081
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,227,085	2,167,812
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	5,506,829	4,671,214
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	14,882,217	12,641,535
Eagle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.365%	5,100,000	5,111,815

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
30-day Average SOFR + 1.814% 01/25/2050	7.129%	399,146	399,145
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.965%	1,106,630	1,105,568
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	6.265%	2,926,756	2,871,900
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,268,092	2,910,151
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,646,698	3,539,687
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	956,717	857,436
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	102,026	101,791
CMO Series 2022-1 Class A1
07/25/2067	5.082%	6,434,601	6,204,788
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,447,243	1,869,809
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2024	5.500%	7,135	5,899
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	3.926%	4,439	3,539
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	2,870,458	2,687,886
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	5,408,831	4,995,881
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	919,455	833,018
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.837%	26,769	24,993
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,218,217	1,104,637
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	953,187	889,136
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	449,303	393,735
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	4,398,214	4,254,044
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	806,396	716,857
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	6,084,137	5,591,889
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	3,259,362	3,038,183
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,763,931	1,676,835
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,770,967	2,626,266
CMO Series 2021-9 Class A1
10/25/2026	2.363%	5,400,879	5,033,202
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	1,444,605	1,394,047
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	1,549,217	1,433,890
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	7,754,772	7,066,487
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	6,627,575	6,295,832
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	12,554,631	10,141,331
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,584,561	1,384,083
PRPM Trust(a),(c)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	2,407,834	2,392,853
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	622,617	533,560
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,640,555
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	375,659	337,988

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	979,880
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	4,095,804	3,785,282
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	2,031,078	1,867,590
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	265,641	257,714
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	3,026,204	2,891,811
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	1,793,138	1,696,837
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	7,606,923	7,084,961
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	6,501,913	5,923,500
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,517,810	1,434,518
CMO Series 2020-2 Class A1
05/25/2060	2.226%	218,668	213,424
CMO Series 2021-8 Class A3
11/25/2066	2.491%	8,249,567	6,781,715
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	3,122,633	3,001,718
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-6 Class A2
09/25/2068	6.939%	1,100,000	1,097,881
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	761,188	700,693
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	3,563,416	3,219,589
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	4.805%	58,595	55,935
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $222,385,823)			202,271,693

U.S. Treasury Obligations 1.0%

U.S. Treasury
01/15/2024	0.125%	7,490,000	7,377,357
Total U.S. Treasury Obligations (Cost $7,384,249)			7,377,357

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(h),(i)	19,952,237	19,946,251
Total Money Market Funds (Cost $19,944,336)		19,946,251
Total Investments in Securities (Cost: $770,101,516)		730,483,650
Other Assets & Liabilities, Net		(1,447,379)
Net Assets		729,036,271

At September 30, 2023, securities and/or cash totaling $1,448,712 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,100	12/2023	USD	222,982,032	—	(823,271)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(987)	12/2023	USD	(103,989,703)	949,978	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $518,394,754, which represents 71.11% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	14,430,292	164,584,689	(159,070,057)	1,327	19,946,251	(6,164)	389,960	19,952,237
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	158,241,345	—	158,241,345
Commercial Mortgage-Backed Securities - Non-Agency	—	100,607,714	—	100,607,714
Corporate Bonds & Notes	—	236,184,806	—	236,184,806
Foreign Government Obligations	—	672,950	—	672,950
Residential Mortgage-Backed Securities - Agency	—	5,181,534	—	5,181,534
Residential Mortgage-Backed Securities - Non-Agency	—	202,271,693	—	202,271,693
U.S. Treasury Obligations	—	7,377,357	—	7,377,357
Money Market Funds	19,946,251	—	—	19,946,251
Total Investments in Securities	19,946,251	710,537,399	—	730,483,650
Investments in Derivatives
Asset
Futures Contracts	949,978	—	—	949,978
Liability
Futures Contracts	(823,271)	—	—	(823,271)
Total	20,072,958	710,537,399	—	730,610,357
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	19

Statement of Assets and Liabilities
September 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $750,157,180)	$710,537,399
Affiliated issuers (cost $19,944,336)	19,946,251
Margin deposits on:
Futures contracts	1,448,712
Receivable for:
Investments sold	4,076
Capital shares sold	3,446,280
Dividends	63,248
Interest	4,462,386
Foreign tax reclaims	711
Variation margin for futures contracts	111,718
Expense reimbursement due from Investment Manager	3,024
Prepaid expenses	11,061
Other assets	26,333
Total assets	740,061,199
Liabilities
Due to custodian	900
Payable for:
Investments purchased	1,351,155
Investments purchased on a delayed delivery basis	5,118,223
Capital shares redeemed	1,581,093
Distributions to shareholders	2,456,739
Variation margin for futures contracts	154,219
Management services fees	8,539
Distribution and/or service fees	1,604
Transfer agent fees	57,235
Trustees’ fees	256,210
Compensation of chief compliance officer	79
Other expenses	38,932
Total liabilities	11,024,928
Net assets applicable to outstanding capital stock	$729,036,271
Represented by
Paid in capital	809,181,685
Total distributable earnings (loss)	(80,145,414)
Total - representing net assets applicable to outstanding capital stock	$729,036,271
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Bond Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
September 30, 2023 (Unaudited)
Class A
Net assets	$202,085,799
Shares outstanding	21,488,447
Net asset value per share	$9.40
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.49
Advisor Class
Net assets	$41,305,190
Shares outstanding	4,398,315
Net asset value per share	$9.39
Class C
Net assets	$9,157,399
Shares outstanding	975,994
Net asset value per share	$9.38
Institutional Class
Net assets	$178,176,106
Shares outstanding	18,972,096
Net asset value per share	$9.39
Institutional 2 Class
Net assets	$24,008,510
Shares outstanding	2,560,073
Net asset value per share	$9.38
Institutional 3 Class
Net assets	$273,048,251
Shares outstanding	29,091,335
Net asset value per share	$9.39
Class R
Net assets	$1,255,016
Shares outstanding	133,475
Net asset value per share	$9.40
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	21

Statement of Operations
Six Months Ended September 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$389,960
Interest	16,665,906
Foreign taxes withheld	(6,356)
Total income	17,049,510
Expenses:
Management services fees	1,684,834
Distribution and/or service fees
Class A	258,722
Class C	38,966
Class R	3,069
Transfer agent fees
Class A	140,378
Advisor Class	27,404
Class C	6,609
Institutional Class	126,083
Institutional 2 Class	6,472
Institutional 3 Class	9,021
Class R	833
Trustees’ fees	30,540
Custodian fees	9,517
Printing and postage fees	25,692
Registration fees	63,399
Accounting services fees	20,497
Legal fees	10,357
Compensation of chief compliance officer	79
Other	12,286
Total expenses	2,474,758
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(601,446)
Fees waived by transfer agent
Institutional 2 Class	(690)
Institutional 3 Class	(9,021)
Total net expenses	1,863,601
Net investment income	15,185,909
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,891,921)
Investments — affiliated issuers	(6,164)
Futures contracts	(1,906,483)
Net realized loss	(8,804,568)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,912,178
Investments — affiliated issuers	1,327
Futures contracts	(513,066)
Net change in unrealized appreciation (depreciation)	4,400,439
Net realized and unrealized loss	(4,404,129)
Net increase in net assets resulting from operations	$10,781,780
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Bond Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$15,185,909	$29,767,270
Net realized loss	(8,804,568)	(23,597,586)
Net change in unrealized appreciation (depreciation)	4,400,439	(11,501,044)
Net increase (decrease) in net assets resulting from operations	10,781,780	(5,331,360)
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,104,042)	(5,640,936)
Advisor Class	(852,309)	(1,392,720)
Class C	(166,222)	(237,899)
Institutional Class	(3,921,471)	(5,380,133)
Institutional 2 Class	(499,584)	(558,766)
Institutional 3 Class	(6,937,234)	(16,057,156)
Class R	(22,816)	(27,079)
Total distributions to shareholders	(16,503,678)	(29,294,689)
Decrease in net assets from capital stock activity	(200,789,344)	(260,425,518)
Total decrease in net assets	(206,511,242)	(295,051,567)
Net assets at beginning of period	935,547,513	1,230,599,080
Net assets at end of period	$729,036,271	$935,547,513
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,981,785	18,681,298	5,346,913	50,626,672
Distributions reinvested	399,013	3,763,295	547,091	5,167,767
Shares redeemed	(3,356,654)	(31,647,569)	(7,311,267)	(69,275,307)
Net decrease	(975,856)	(9,202,976)	(1,417,263)	(13,480,868)
Advisor Class
Shares sold	672,527	6,325,269	966,576	9,108,579
Distributions reinvested	56,071	528,052	91,815	866,267
Shares redeemed	(620,759)	(5,844,613)	(3,856,273)	(36,685,755)
Net increase (decrease)	107,839	1,008,708	(2,797,882)	(26,710,909)
Class C
Shares sold	113,053	1,063,975	594,842	5,635,677
Distributions reinvested	17,216	162,030	24,643	232,066
Shares redeemed	(240,960)	(2,266,400)	(893,344)	(8,449,569)
Net decrease	(110,691)	(1,040,395)	(273,859)	(2,581,826)
Institutional Class
Shares sold	3,871,552	36,475,812	7,629,513	72,315,387
Distributions reinvested	358,449	3,375,914	484,176	4,567,393
Shares redeemed	(5,043,784)	(47,479,448)	(8,725,765)	(82,551,906)
Net decrease	(813,783)	(7,627,722)	(612,076)	(5,669,126)
Institutional 2 Class
Shares sold	351,190	3,308,576	1,075,507	10,121,264
Distributions reinvested	53,109	499,529	59,227	558,742
Shares redeemed	(160,347)	(1,506,879)	(1,570,307)	(14,854,347)
Net increase (decrease)	243,952	2,301,226	(435,573)	(4,174,341)
Institutional 3 Class
Shares sold	4,698,555	44,344,315	19,241,095	181,647,534
Distributions reinvested	103,261	975,660	614,422	5,797,426
Shares redeemed	(24,535,526)	(231,597,800)	(41,808,162)	(395,344,994)
Net decrease	(19,733,710)	(186,277,825)	(21,952,645)	(207,900,034)
Class R
Shares sold	4,466	42,129	82,097	791,081
Distributions reinvested	2,248	21,200	2,649	25,002
Shares redeemed	(1,450)	(13,689)	(75,109)	(724,497)
Net increase	5,264	49,640	9,637	91,586
Total net decrease	(21,276,985)	(200,789,344)	(27,479,661)	(260,425,518)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Bond Fund | Semiannual Report 2023

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Columbia Short Term Bond Fund | Semiannual Report 2023	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 9/30/2023 (Unaudited)	$9.47	0.17	(0.05)	0.12	(0.19)	(0.19)
Year Ended 3/31/2023	$9.75	0.25	(0.28)	(0.03)	(0.25)	(0.25)
Year Ended 3/31/2022	$10.11	0.12	(0.35)	(0.23)	(0.13)	(0.13)
Year Ended 3/31/2021	$9.37	0.18	0.73	0.91	(0.17)	(0.17)
Year Ended 3/31/2020	$9.98	0.26	(0.54)	(0.28)	(0.33)	(0.33)
Year Ended 3/31/2019	$9.88	0.20	0.05	0.25	(0.15)	(0.15)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$9.46	0.18	(0.05)	0.13	(0.20)	(0.20)
Year Ended 3/31/2023	$9.74	0.26	(0.27)	(0.01)	(0.27)	(0.27)
Year Ended 3/31/2022	$10.10	0.14	(0.35)	(0.21)	(0.15)	(0.15)
Year Ended 3/31/2021	$9.36	0.20	0.74	0.94	(0.20)	(0.20)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Year Ended 3/31/2019	$9.87	0.23	0.03	0.26	(0.17)	(0.17)
Class C
Six Months Ended 9/30/2023 (Unaudited)	$9.45	0.14	(0.05)	0.09	(0.16)	(0.16)
Year Ended 3/31/2023	$9.73	0.19	(0.28)	(0.09)	(0.19)	(0.19)
Year Ended 3/31/2022	$10.08	0.07	(0.35)	(0.28)	(0.07)	(0.07)
Year Ended 3/31/2021	$9.35	0.12	0.72	0.84	(0.11)	(0.11)
Year Ended 3/31/2020	$9.96	0.20	(0.54)	(0.34)	(0.27)	(0.27)
Year Ended 3/31/2019	$9.86	0.14	0.05	0.19	(0.09)	(0.09)
Institutional Class
Six Months Ended 9/30/2023 (Unaudited)	$9.46	0.18	(0.05)	0.13	(0.20)	(0.20)
Year Ended 3/31/2023	$9.74	0.27	(0.28)	(0.01)	(0.27)	(0.27)
Year Ended 3/31/2022	$10.09	0.15	(0.35)	(0.20)	(0.15)	(0.15)
Year Ended 3/31/2021	$9.36	0.20	0.73	0.93	(0.20)	(0.20)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Year Ended 3/31/2019	$9.86	0.24	0.03	0.27	(0.17)	(0.17)
Institutional 2 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.45	0.19	(0.06)	0.13	(0.20)	(0.20)
Year Ended 3/31/2023	$9.73	0.27	(0.27)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.08	0.16	(0.35)	(0.19)	(0.16)	(0.16)
Year Ended 3/31/2021	$9.35	0.21	0.72	0.93	(0.20)	(0.20)
Year Ended 3/31/2020	$9.95	0.29	(0.52)	(0.23)	(0.37)	(0.37)
Year Ended 3/31/2019	$9.85	0.22	0.06	0.28	(0.18)	(0.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2023 (Unaudited)	$9.40	1.24%	0.86%	0.71%	3.64%	35%	$202,086
Year Ended 3/31/2023	$9.47	(0.31%)	0.84%	0.72%(c)	2.61%	35%	$212,800
Year Ended 3/31/2022	$9.75	(2.33%)	0.84%	0.74%(c)	1.22%	96%	$232,895
Year Ended 3/31/2021	$10.11	9.77%	0.85%	0.77%(c)	1.77%	173%	$240,561
Year Ended 3/31/2020	$9.37	(2.94%)	0.85%	0.78%(c)	2.61%	169%	$216,266
Year Ended 3/31/2019	$9.98	2.55%	0.86%	0.80%(c)	2.02%	154%	$226,907
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$9.39	1.37%	0.61%	0.46%	3.90%	35%	$41,305
Year Ended 3/31/2023	$9.46	(0.07%)	0.59%	0.47%(c)	2.79%	35%	$40,585
Year Ended 3/31/2022	$9.74	(2.09%)	0.59%	0.49%(c)	1.43%	96%	$69,029
Year Ended 3/31/2021	$10.10	10.06%	0.60%	0.52%(c)	2.03%	173%	$7,409
Year Ended 3/31/2020	$9.36	(2.60%)	0.60%	0.53%(c)	2.87%	169%	$7,103
Year Ended 3/31/2019	$9.96	2.71%	0.61%	0.55%(c)	2.30%	154%	$7,344
Class C
Six Months Ended 9/30/2023 (Unaudited)	$9.38	0.96%	1.41%	1.26%	3.09%	35%	$9,157
Year Ended 3/31/2023	$9.45	(0.86%)	1.39%	1.27%(c)	2.02%	35%	$10,270
Year Ended 3/31/2022	$9.73	(2.77%)	1.46%	1.29%(c)	0.68%	96%	$13,238
Year Ended 3/31/2021	$10.08	9.06%	1.60%	1.34%(c),(d)	1.22%	173%	$16,981
Year Ended 3/31/2020	$9.35	(3.53%)	1.60%	1.38%(c),(d)	2.02%	169%	$21,157
Year Ended 3/31/2019	$9.96	1.94%	1.61%	1.40%(c),(d)	1.38%	154%	$27,118
Institutional Class
Six Months Ended 9/30/2023 (Unaudited)	$9.39	1.37%	0.61%	0.46%	3.90%	35%	$178,176
Year Ended 3/31/2023	$9.46	(0.07%)	0.59%	0.47%(c)	2.86%	35%	$187,176
Year Ended 3/31/2022	$9.74	(1.99%)	0.59%	0.49%(c)	1.47%	96%	$198,640
Year Ended 3/31/2021	$10.09	9.95%	0.60%	0.52%(c)	2.03%	173%	$189,774
Year Ended 3/31/2020	$9.36	(2.60%)	0.60%	0.53%(c)	2.87%	169%	$167,429
Year Ended 3/31/2019	$9.96	2.81%	0.61%	0.55%(c)	2.40%	154%	$303,373
Institutional 2 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.38	1.41%	0.53%	0.37%	3.99%	35%	$24,009
Year Ended 3/31/2023	$9.45	0.01%	0.51%	0.39%	2.88%	35%	$21,879
Year Ended 3/31/2022	$9.73	(1.92%)	0.52%	0.42%	1.57%	96%	$26,761
Year Ended 3/31/2021	$10.08	10.04%	0.52%	0.44%	2.08%	173%	$11,814
Year Ended 3/31/2020	$9.35	(2.52%)	0.51%	0.44%	2.94%	169%	$22,420
Year Ended 3/31/2019	$9.95	2.91%	0.51%	0.46%	2.27%	154%	$18,228
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.45	0.19	(0.05)	0.14	(0.20)	(0.20)
Year Ended 3/31/2023	$9.73	0.28	(0.28)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.09	0.16	(0.35)	(0.19)	(0.17)	(0.17)
Year Ended 3/31/2021	$9.36	0.21	0.73	0.94	(0.21)	(0.21)
Year Ended 3/31/2020	$9.96	0.30	(0.53)	(0.23)	(0.37)	(0.37)
Year Ended 3/31/2019	$9.86	0.24	0.05	0.29	(0.19)	(0.19)
Class R
Six Months Ended 9/30/2023 (Unaudited)	$9.47	0.16	(0.06)	0.10	(0.17)	(0.17)
Year Ended 3/31/2023	$9.75	0.23	(0.29)	(0.06)	(0.22)	(0.22)
Year Ended 3/31/2022	$10.11	0.10	(0.36)	(0.26)	(0.10)	(0.10)
Year Ended 3/31/2021	$9.37	0.15	0.74	0.89	(0.15)	(0.15)
Year Ended 3/31/2020	$9.98	0.24	(0.54)	(0.30)	(0.31)	(0.31)
Year Ended 3/31/2019	$9.88	0.18	0.05	0.23	(0.13)	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	3/31/2021	3/31/2020	3/31/2019
Class C	0.06%	0.15%	0.15%
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Term Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.39	1.54%	0.48%	0.32%	4.02%	35%	$273,048
Year Ended 3/31/2023	$9.45	0.06%	0.46%	0.34%	2.93%	35%	$461,623
Year Ended 3/31/2022	$9.73	(1.97%)	0.46%	0.37%	1.60%	96%	$688,879
Year Ended 3/31/2021	$10.09	10.09%	0.47%	0.39%	2.16%	173%	$547,413
Year Ended 3/31/2020	$9.36	(2.47%)	0.46%	0.39%	3.00%	169%	$514,116
Year Ended 3/31/2019	$9.96	2.96%	0.46%	0.41%	2.41%	154%	$717,896
Class R
Six Months Ended 9/30/2023 (Unaudited)	$9.40	1.11%	1.11%	0.96%	3.40%	35%	$1,255
Year Ended 3/31/2023	$9.47	(0.56%)	1.09%	0.97%(c)	2.39%	35%	$1,214
Year Ended 3/31/2022	$9.75	(2.57%)	1.09%	0.99%(c)	0.98%	96%	$1,156
Year Ended 3/31/2021	$10.11	9.50%	1.10%	1.02%(c)	1.54%	173%	$1,216
Year Ended 3/31/2020	$9.37	(3.18%)	1.10%	1.03%(c)	2.37%	169%	$1,966
Year Ended 3/31/2019	$9.98	2.30%	1.11%	1.05%(c)	1.78%	154%	$2,549
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2023	29

Notes to Financial Statements
September 30, 2023 (Unaudited)
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
30	Columbia Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Short Term Bond Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
32	Columbia Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	949,978*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	823,271*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,906,483)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(513,066)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended September 30, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	248,762,098
Futures contracts — short	101,075,156
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Short Term Bond Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
34	Columbia Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
Columbia Short Term Bond Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2023 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through July 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended September 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.14
36	Columbia Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.55% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00(a)	99,441
Class C	—	1.00(b)	328

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through July 31, 2024
Class A	0.71%
Advisor Class	0.46
Class C	1.26
Institutional Class	0.46
Institutional 2 Class	0.37
Institutional 3 Class	0.32
Class R	0.96
In addition, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2024, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the
Columbia Short Term Bond Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Fund’s custodian, will not exceed the annual rates of 0.74% for Class A, 0.49% for Advisor Class, 1.29% for Class C, 0.49% for Institutional Class, 0.42% for Institutional 2 Class, 0.37% for Institutional 3 Class and 0.99% for Class R as a percentage of the classes’ average daily net assets. Effective July 31, 2023, this arrangement was terminated.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitments, effective December 11, 2021 through July 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
770,102,000	1,186,000	(40,678,000)	(39,492,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(11,726,371)	(16,783,657)	(28,510,028)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $273,978,038 and $482,909,502, respectively, for the six months ended September 30, 2023, of which $153,203,232 and $156,947,560, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
38	Columbia Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended September 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Short Term Bond Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including
40	Columbia Short Term Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At September 30, 2023, one unaffiliated shareholder of record owned 29.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Short Term Bond Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
42	Columbia Short Term Bond Fund | Semiannual Report 2023

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Short Term Bond Fund | Semiannual Report 2023	43

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
44	Columbia Short Term Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Short Term Bond Fund | Semiannual Report 2023	45

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Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR222_03_N01_(11/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	November 21, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2023